Share Based Compensation	6 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 14 – SHARE BASED COMPENSATION

Equity Incentive Plan

Effective October 26, 2022, our board of directors adopted the Brera Holdings PLC 2022 Equity Incentive Plan (as amended, the “Plan”) authorizing a total of 20,000 shares of our Class B Ordinary Shares for future issuances under the Plan. The maximum number of Class B Ordinary Shares that may be issued pursuant to awards granted under the 2022 Plan was increased to 40,000 shares pursuant to an amendment to the Plan adopted on April 9, 2025, and further increased to 900,000 shares pursuant to an amendment to the Plan adopted on September 16, 2025. Under the Plan, the exercise price of a granted option shall not be less than 100% of the fair market value on the date of grant (110% of the fair market value in the case of a 10% shareholder). Additionally, no option may be exercisable more than ten (10) years after the date it is granted (no more than five (5) years in the case of a 10% shareholder).

As of June 30, 2026, there were 805,321 shares available for future issuance under the Plan.

Under the Plan, for the six months ended June 30, 2026 and for the year ended December 31, 2025 the Company also issued Restricted Share Awards, Restricted Share Units and Share Options to its employees, directors and consultants.

Equity based Compensation

Restricted Stock Units, Restricted Share Awards and Other Share Awards

Restricted Share Awards: A share award is a grant of Class B Ordinary Shares or of a right to receive shares in the future. These awards are subject to certain conditions, restrictions and contingencies as determined at the date of grant, which may include requirements for continuous service and/or the achievement of specified performance goals.

Restricted Share Units: Restricted share units are the grants of Class B Ordinary Shares and, similarly to share awards are subject to certain conditions, restrictions and contingencies, including the requirement for continuous service the achievement of specified performance goals as established at the date of grant.

These equity-based awards are generally subject to the satisfaction of a one-year cliff vesting condition and continued service for a period of up to four years from the grant date, together with other specified restrictions, where applicable. The fair value of the awards is measured at the grant date and recognized as share-based payment expense over the vesting period, with each vesting tranche treated separately and the related expense recognized over the respective requisite service period, provided the related vesting conditions are expected to be met. For awards subject to additional non-market restrictions, the Company assesses the nature of the restriction and accounts for it in accordance with IFRS 2.

If the restrictions are service conditions, the related expense is recognized over the vesting period. If any non-vesting conditions are present, the grant-date fair value is not adjusted for the probability of satisfying those conditions, but the terms are reflected in the fair value measurement to the extent required by IFRS 2. Any changes in estimate regarding the number of awards expected to vest are recognized prospectively.

During the six months ended June 30, 2026, the following transactions occurred:

Equity Participation Right

On June 1, 2026 the Company granted an equity participation right to its Chief Executive Officer. The award delivers Class B Ordinary Shares in tranches with a settlement value of $1,600 each, the first earned when the 60-day trailing volume weighted average share price reaches 150% of the initial share value of $9.8102 per share, and a further tranche on each subsequent 50% increase in that measure, with no maximum number of tranches. The number of shares issued on each tranche is $1,600 divided by the then measurement valuation. Unvested tranches are forfeited on termination of employment or, if earlier, on the fifth anniversary of the start date, and shares issued in settlement are subject to an 18-month transfer restriction.

The grant-date fair value of the award was determined using a Monte Carlo simulation, which reflects the market conditions attaching to the share-price hurdles. The following assumptions were used at the date of grant.

Grant-date share price	$5.77
Initial Share Value (60-day trailing VWAP at May 1, 2026)	$9.81
Expected volatility	160.50%
Risk-free interest rate	4.18%
Expected dividend yield	0.00%
Contractual term	5 years
Settlement value per tranche	$1,600
First hurdle	150% of Initial Share Value
Incremental hurdle per subsequent tranche	50% of Initial Share Value

Expected volatility was estimated from the historical daily closing prices of the Company’s Class B Ordinary Shares, adjusted for the May 14, 2026 one-for-ten reverse share split. The risk-free interest rate is the five-year U.S. Treasury rate at the grant date. No dividend yield is assumed, as the Company has not paid dividends to date and does not anticipate declaring dividends.

The simulation produced a fair value of $4,578 before adjustment. A discount of 30% was applied for the 18-month post-vesting transfer restriction, determined using the Finnerty model, resulting in a grant-date fair value of $3,205. 200 tranches were modelled, beyond which incremental fair value is not significant.

The share-price hurdles are market conditions. They are reflected in the grant-date fair value and are not subsequently reassessed. Compensation cost is recognized over the derived service period of each tranche whether or not the hurdle is achieved, and is reversed only if the award is forfeited for failure to satisfy a service condition. The weighted-average derived service period is approximately 2.1 years.

The award is equity-settled. No tranche had been earned as of June 30, 2026. The Company recognized $291 for the six months ended June 30, 2026, and unrecognized compensation cost at that date was $2,914.

Restricted stock units (RSUs) Grant

The Company granted 25,981 RSUs to a new director, vesting quarterly over a two-year period, with a grant-date fair value of $8.41 per share. A further 6,666 unvested RSUs were forfeited on the resignation of two directors in April 2026.

During the six months ended June 30, 2025, the Company granted restricted stock units (“RSUs”) totaling 17,100 Class B Ordinary Shares, with a nominal value US$0.5 per share to fifteen individuals. Of these recipients, four were directors of the Company, who collectively received 5,000 shares. A total of 13,100 shares vested immediately upon grant, while the remaining 4,000 shares are subject to service-based vesting and will vest evenly annually over a three-year period. The weighted average fair market value of the shares was $7.61 per share.

The Company recognized total share-based compensation expense related to the above of approximately $843 and $1,099 within operating expenses for the six months ended June 30, 2026 and 2025.

Forfeitures and reversals

The amounts above are stated net of reversals of $1,024 recognized during the six months ended June 30, 2026 in respect of restricted share units and restricted share awards granted in prior periods that did not vest, principally on the departure of the Company’s former Chief Executive Officer in April 2026. Share-based payment expense was $1,867 before those reversals.

Share Options

The fair value of each share option was estimated on the date of grant using the Black-Scholes option pricing model, resulting in a valuation for all five options totaling $697. For the six months ended June 30, 2026 and 2025, we recorded general and administrative expenses of $0 and $93 respectively, included in the amounts above, in connection with these share options, representing the vested portion of the share options during that period.

Equity based Compensation (continued)

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the option.

No options were issued during the six months ended June 30, 2026 and 2025, and no options were outstanding as of June 30, 2026 and December 31, 2025.